Summary Prospectus December 1, 2009


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS CALIFORNIA TAX-FREE INCOME FUND






CLASS/Ticker    A   KCTAX    B   KCTBX    C   KCTCX    S   SDCSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at https://www.dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C) and (800) 728-3337
(S) or asking your financial advisor. The prospectus and Statement of Additional Information, both dated December 1, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks a high level of current income that is exempt from California state and federal income taxes.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares in this fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 12) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (p. 81).


SHAREHOLDER FEES (paid directly from your investment)


                                           A          B          C      S
                             ---------------  ---------  ---------  -----
Maximum sales charge
(load) on purchases, as %
of offering price                   2.75        None       None     None
---------------------------         -----       --         --       -----
Maximum contingent
deferred sales charge
(load), as % of redemption
proceeds                         None(1)          4.00       1.00   None
---------------------------      --------       ------     ------   -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                A          B          C             S
                        ---------  ---------  ---------  ------------
Management fee              0.43       0.43       0.43        0.43
----------------------      ----       ----       ----        ----
Distribution/service
(12b-1) fees                0.20       0.99       1.00       None
----------------------      ----       ----       ----       -----
Interest expense            0.18       0.18       0.18        0.18
Administrative fee          0.10       0.10       0.10        0.10
Other expenses              0.09       0.15       0.11        0.17
TOTAL OTHER EXPENSES        0.37       0.43       0.39        0.45
----------------------      ----       ----       ----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES          1.00       1.85       1.82        0.88
----------------------      ----       ----       ----       -----
Less expense waiver/
reimbursement               0.00       0.01       0.00        0.04
----------------------      ----       ----       ----       -----
NET ANNUAL FUND
OPERATING EXPENSES          1.00       1.84       1.82        0.84
----------------------      ----       ----       ----       -----

(1) Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.50% if redeemed within 12 months of purchase.

Interest expense relates to the fund's liability with respect to floating rate notes held by third parties in conjunction with certain inverse floater securities transactions. However, the accounting treatment for such transactions included an offsetting interest income item, and accordingly has no impact to net investment income, total return or net asset value.


The Advisor has contractually agreed through November 30, 2010 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total operating expenses at 1.66%, 1.66% and 0.66% for Classes B, C, and S, respectively. The agreement may only be terminated with the consent of the fund's Board and does not extend to extraordinary expenses, taxes, brokerage and interest expense.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest

$10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same (including one year of capped expenses in each period for Classes B and S). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 374     $ 587     $ 285     $  86
--       -----     -----     -----     -----
3          585       881       573       277
--       -----     -----     -----     -----
5          812     1,200       985       484
--       -----     -----     -----     -----
10       1,466     1,741     2,137     1,081
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 374     $ 187     $ 185     $  86
--       -----     -----     -----     -----
3          585       581       573       277
--       -----     -----     -----     -----
5          812     1,000       985       484
--       -----     -----     -----     -----
10       1,466     1,741     2,137     1,081
--       -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects lower fees incurred in Class A after this conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


During the most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities whose income is free from regular federal and California state income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenue from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). Municipal securities may also include industrial development bonds, municipal lease obligations and investments representing an interest in these.


Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality. Up to 10% of the fund's municipal securities may be high yield bonds (commonly referred to as "junk" bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields but have higher volatility and higher risk of default on payments.


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best total return potential. In making buy and sell decisions, portfolio management typically weighs a number of factors, from economic outlooks and possible interest rate movements and yield levels across varying maturities to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Barclays Capital Municipal Bond Index, which is generally between five and nine years.



OTHER INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs.

Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. A fund purchasing debt securities faces the risk that the creditworthiness of an issuer may decline, causing the value of the debt securities to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the debt security it has issued. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. In some cases,



                                       2
SUMMARY PROSPECTUS December 1, 2009        DWS California Tax-Free Income Fund
debt securities, particularly high-yield debt securities, may decline in credit quality or go into default. Because the fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

For securities that rely on third-party guarantors to support their credit quality, the same risks may appy if the financial condition of the guarantor deteriorates or the guarantor ceases insuring municipal bonds. Industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.


FOCUS RISK - CALIFORNIA MUNICIPAL SECURITIES. Because the fund focuses its investments in California municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting California. For example, the State of California relies heavily on income tax revenues and these revenues are likely to drop during economic downturns, but covering any shortfall by increasing taxes could be difficult because California has laws regarding the imposition of new taxes. Examples of other factors include the costs and disruption caused by natural disasters, a fiscal crisis brought on by a national or regional economic downturn, and costs of maintaining certain government programs. California could also face severe fiscal difficulties, for example, from an economic downturn, increased costs for domestic security and reduced monetary support from the federal government. Over time, these issues may impair the state's ability to repay its obligations.


California has the lowest credit rating of any state in the country. The deterioration of California's fiscal situation as a result of the recent economic downturn increases the risk of investing in California municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of California municipal securities, and the fund's net asset value, will experience greater volatility. A default or credit rating downgrade of a small number of municipal security issuers could affect the market values and marketability of all California municipal securities and hurt the fund's performance.


INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund invested in a larger number of issuers.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and Statement of Additional Information.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). As always, past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]


  -3.70      12.97      2.73      10.00      4.16      3.73      3.48       4.33     2.70       -5.90
  1999         2000       2001    2002       2003      2004      2005      2006       2007     2008




Best Quarter: 6.11%, Q3 2002        Worst Quarter: -3.69%, Q3 2008
Year-to-Date as of 9/30/09: 17.27%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/08 expressed as a %)

These returns include sales charges, if any. Performance of a broad-based index is shown for comparison. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class A and



                                       3
SUMMARY PROSPECTUS December 1, 2009        DWS California Tax-Free Income Fund
would be different for other classes) reflect the highest individual federal income tax rates in effect at the time, but do not reflect any state or local taxes. Return after taxes on distributions with sales is higher than other returns for the one, five and ten year periods due to a capital loss upon redemption. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.


                                CLASS            1          5         10       SINCE
                            INCEPTION         YEAR      YEARS      YEARS   INCEPTION
                          -----------  -----------  ---------  ---------  ----------
CLASS A before tax          2/17/83        -10.13       0.66       2.86         -
-------------------------   -------       -------       ----       ----         -
  After tax on
  distributions()                          -10.32       0.61       2.83         -
  After tax on distribu-
  tions, with sale                          -5.02       1.20       3.09         -
------------------------- -------         -------       ----       ----         -
CLASS B before tax          5/31/94         -9.14       0.72       2.55         -
-------------------------   -------       -------       ----       ----         -
CLASS C before tax          5/31/94         -6.54       0.83       2.51         -
-------------------------   -------       -------       ----       ----         -
CLASS S before tax          6/18/01         -5.69       1.81         -        3.36
-------------------------   -------       -------       ----       ----       ----
BARCLAYS CAPITAL
MUNICIPAL BOND
INDEX                                       -2.47       2.71       4.26         -
------------------------- -------         -------       ----       ----       ----
Since Class S incep-
tion                                           -          -          -        4.06
------------------------- -------         -------       ----       ----       ----

The BARCLAYS CAPITAL MUNICIPAL BOND INDEX is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PHILIP G. CONDON. Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund. Joined the fund in 2000.


ELEANOR R. LYNCH, CFA. Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund. Joined the fund in 1999.


MATTHEW J. CAGGIANO, CFA. Managing Director of Deutsche Asset Management and Portfolio Manager of the fund. Joined the fund in 1999.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                            AUTOMATIC
                        IRAS (AND UGMAS/   INVESTMENT
           NON-IRA    UTMAS FOR CLASS S)        PLANS
         ---------  --------------------  -----------
A B C     1,000               500              500
-------   -----               ---              ---
S         2,500             1,000            1,000
-------   -----             -----            -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.



TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Effective March 1, 2010, Class B shares will be closed to new purchases, except for exchanges and the reinvestment of dividends. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend distributions are expected to be paid monthly and capital gains distributions are expected to be paid annually) are generally exempt from regular federal and state income tax. All or a portion of these distributions, however, may be subject to the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
SUMMARY PROSPECTUS December 1, 2009        DWS California Tax-Free Income Fund
DCATF-SUM